Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property, plant and equipment

(in thousands of $)	IT, office and lab equipment	Right-of-use assets Buildings	Right-of-use assets Vehicles	Leasehold improvements	Leased equipment	Total
Cost

On January 1, 2022	$7,938	$16,462	$3,075	$1,981	$346	$29,802
Additions	962	3,353	905	—	—	5,219
Disposals	(105)	—	—	—	—	(105)
Currency translation adjustment	(635)	—	—	—	—	(635)
On December 31, 2022	8,160	19,815	3,980	1,981	346	34,282
Additions	937	8,770	2,327	48	—	12,082
Disposals	(202)	—	(757)	(54)	—	(1,013)
On December 31, 2023	8,895	28,585	5,550	1,975	346	45,350
Additions	1,039	20,639	5,492	982	—	28,152
Disposals	(220)	(234)	(333)	—	—	(787)
On December 31, 2024	$9,714	$48,990	$10,709	$2,957	$346	$72,715

Depreciation and impairment

On January 1, 2022	$(4,565)	$(6,774)	$(1,411)	$(1,093)	$(116)	$(13,958)
Depreciation	(1,388)	(2,179)	(735)	(257)	(35)	(4,593)
Disposals	90	—	—	—	—	90
Currency translation adjustment	408	5	1	1	—	414
On December 31, 2022	(5,454)	(8,948)	(2,145)	(1,350)	(150)	(18,047)
Depreciation	(1,539)	(2,839)	(971)	(189)	(36)	(5,574)
Disposals	189	—	757	—	—	946
On December 31, 2023	(6,804)	(11,787)	(2,359)	(1,539)	(186)	(22,675)
Depreciation	(1,252)	(3,657)	(2,067)	(234)	(35)	(7,245)
Disposals	155	234	333	—	—	722
On December 31, 2024	$(7,901)	$(15,210)	$(4,093)	$(1,773)	$(221)	$(29,198)

Carrying Amount

On December 31, 2022	$2,706	$10,867	$1,835	$631	$196	$16,234
On December 31, 2023	2,091	16,798	3,191	436	160	22,675
On December 31, 2024	$1,813	$33,780	$6,615	$1,184	$125	$43,517